Schedule of Investments (unaudited) June 30, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
BHP Group Ltd.	460,391	$13,297,947

France — 5.1%
AXA SA	294,236	7,740,257
Cie. de Saint-Gobain	82,472	3,219,079
Engie SA	287,903	4,373,707
L’Oreal SA	39,869	11,373,410
LVMH Moet Hennessy Louis Vuitton SE	42,392	18,069,717
Orange SA	329,915	5,209,182
Sanofi	178,582	15,437,760
Schneider Electric SE	83,849	7,616,065
Societe Generale SA	116,794	2,955,372
TOTAL SA	393,770	22,096,164
Vivendi SA	133,969	3,693,573

		101,784,286

Germany — 4.2%
Allianz SE, Registered	64,462	15,562,783
BASF SE	145,952	10,624,156
Bayer AG, Registered	148,625	10,314,352
Daimler AG, Registered	155,482	8,662,806
Deutsche Bank AG, Registered	330,189	2,549,411
Deutsche Telekom AG, Registered	490,846	8,503,137
E.ON SE	336,179	3,656,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	22,611	5,682,896
RWE AG	92,674	2,286,991
Siemens AG, Registered	135,125	16,095,890

		83,938,934

Japan — 3.6%
Bridgestone Corp.	99,100	3,901,821
Canon Inc.	185,650	5,420,966
Honda Motor Co. Ltd.	283,900	7,338,607
Mitsubishi UFJ Financial Group Inc.	1,953,700	9,284,336
Nissan Motor Co. Ltd.	329,000	2,356,195
Panasonic Corp.	385,100	3,208,333
Seven & i Holdings Co. Ltd.	123,420	4,178,914
Sony Corp.	202,200	10,599,829
Toyota Motor Corp.	417,200	25,897,843

		72,186,844

Netherlands — 1.5%
ING Groep NV	608,882	7,069,856
Koninklijke Philips NV	151,912	6,605,907
Unilever NV, CVA	266,729	16,268,909

		29,944,672

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR	33,276	33,841,692
Samsung Electronics Co. Ltd., New, GDR	35	35,595

		33,877,287

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	1,105,847	6,192,170
Banco Santander SA	2,602,398	12,093,018
Repsol SA	201,563	3,164,209
Telefonica SA	680,949	5,599,633

		27,049,030

Switzerland — 7.1%
ABB Ltd., Registered	315,597	6,341,072
Credit Suisse Group AG, Registered	401,984	4,825,869

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	480,269	$49,780,498
Novartis AG, Registered	396,554	36,279,607
Roche Holding AG, NVS	109,929	30,966,154
Roche Holding AG Bearer	4,245	1,191,212
Swiss Re AG	43,736	4,451,652
UBS Group AG, Registered	648,254	7,712,560

		141,548,624

United Kingdom — 9.5%
Anglo American PLC	217,474	6,212,309
AstraZeneca PLC	203,678	16,688,650
Aviva PLC	547,822	2,903,893
Barclays PLC	2,531,522	4,826,359
BP PLC	3,170,153	22,134,114
Diageo PLC	374,430	16,126,017
GlaxoSmithKline PLC	758,679	15,223,191
HSBC Holdings PLC	3,211,226	26,847,030
National Grid PLC	574,129	6,107,141
Prudential PLC	412,389	9,006,384
Rio Tinto PLC	173,410	10,771,212
Royal Dutch Shell PLC, Class A	680,622	22,283,709
Royal Dutch Shell PLC, Class B	583,258	19,159,088
Standard Chartered PLC	446,422	4,057,808
Vodafone Group PLC	4,234,146	6,968,794

		189,315,699

United States — 64.8%
3M Co.	91,074	15,786,767
Abbott Laboratories	286,468	24,091,959
Alphabet Inc., Class A(a)	43,298	46,883,074
Alphabet Inc., Class C, NVS(a)	39,967	43,200,730
Amazon.com Inc.(a)	65,147	123,364,314
American Tower Corp.	69,813	14,273,268
Aon PLC	39,169	7,558,834
Apple Inc.	685,582	135,690,389
Bristol-Myers Squibb Co.	260,040	11,792,814
Caterpillar Inc.	90,608	12,348,964
Chevron Corp.	299,653	37,288,819
Citigroup Inc.	361,554	25,319,627
Coca-Cola Co. (The)	597,112	30,404,943
Colgate-Palmolive Co.	134,629	9,648,860
DuPont de Nemours Inc.	117,936	8,853,455
Emerson Electric Co.	102,012	6,806,241
Exxon Mobil Corp.	666,127	51,045,312
Ford Motor Co.	608,908	6,229,129
General Electric Co.	1,371,187	14,397,463
Goldman Sachs Group Inc. (The)	54,538	11,158,475
Honeywell International Inc.	117,963	20,595,160
HP Inc.	249,781	5,192,947
Intel Corp.	707,191	33,853,233
International Business Machines Corp.	150,559	20,762,086
Johnson & Johnson	417,128	58,097,588
Johnson Controls International PLC	131,239	5,421,483
JPMorgan Chase & Co.	509,912	57,008,162
Kimberly-Clark Corp.	51,770	6,899,906
Marsh & McLennan Companies Inc.	79,814	7,961,446
McDonald’s Corp.	121,174	25,162,993
Merck & Co. Inc.	402,279	33,731,094
Microsoft Corp.	1,227,457	164,430,140
Morgan Stanley	215,039	9,420,859
NIKE Inc., Class B	204,473	17,165,508

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	218,215	$28,614,533
Pfizer Inc.	866,099	37,519,409
Philip Morris International Inc.	244,930	19,234,353
Procter & Gamble Co. (The)	393,421	43,138,613
Texas Instruments Inc.	156,672	17,979,679
United Technologies Corp.	130,162	16,947,092
Walmart Inc.	218,975	24,194,548

		1,289,474,269

Total Common Stocks — 99.6% (Cost: $1,603,776,812)		1,982,417,592

Rights

Spain — 0.0%
Repsol SA (Expires 07/09/19)(a)	211,196	117,321

Total Rights — 0.0% (Cost: $119,730)		117,321

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	2,649,767	$2,649,767

Total Short-Term Investments — 0.1% (Cost: $2,649,767)		2,649,767

Total Investments in Securities — 99.7% (Cost: $1,606,546,309)		1,985,184,680

Other Assets, Less Liabilities — 0.3%		5,358,908

Net Assets — 100.0%		$1,990,543,588

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$22,902	(a)	$235	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,516,312	1,133,455	2,649,767	2,649,767	20,683		—	—

				$2,649,767	$43,585		$235	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,982,417,592	$—	$—	$1,982,417,592
Rights	117,321	—	—	117,321
Money Market Funds	2,649,767	—	—	2,649,767

	$1,985,184,680	$—	$—	$1,985,184,680

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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